UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Pennsylvania Municipal Fund Series
Schedule of Investments (unaudited)
December 31, 2004

Face
Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,154,860
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029 Ø	Aaa	1,165,620
1,100,000	Butler County, PA GO's 5 1/4% due 7/15/2023Ø	Aaa	1,246,652
1,000,000	Delaware County, PA Industrial Development Authority Rev., (Philadelphia Suburban Water Company), 6.35% due 8/15/2025*	Aaa	1,043,150
1,000,000	Delaware River Port Authority Rev. (Pennsylvania and New Jersey Port District Project), 5 5/8% due 1/1/2026	Aaa	1,089,040
1,000,000	Delaware Valley, PA Regional Finance Authority (Local Government Rev.), 7 3/4% due 7/1/2027	Aaa	1,392,800
1,000,000	Lehigh County, PA Industrial Development Authority Pollution Control Rev. (Pennsylvania Power & Light Company Project), 6.15% due 8/1/2029	Aaa	1,040,510
1,000,000	Northampton County, PA General Purpose Authority Rev., 5 1/4% due 10/1/2030	Aaa	1,055,350
1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Proctor & Gamble Paper Products Company Project), 5 3/8% due 3/1/2031	Aa3	1,066,180
1,000,000	Pennsylvania Higher Educational Facilities Authority College & University Rev. (University of Pennsylvania), 5.90% due 9/1/2014	Aa3	1,025,460
1,350,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5 3/4% due 5/1/2022	Aaa	1,465,884
750,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa	796,665
1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041	Aaa	1,017,360
1,000,000	Pennsylvania Turnpike Commission Oil Franchise Tax Rev., 5 1/4% due 12/1/2016	Aaa	1,111,510
1,300,000	Philadelphia, PA Airport Rev., 6.10% due 6/15/2025*	Aaa	1,345,955
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5 1/2% due 9/1/2018	Aaa	1,079,500
450,000	Philadelphia, PA Redevelopment Authority (Home Mortgage Rev.), 9% due 6/l/2017††	AA‡	657,860
1,000,000	Philadelphia, PA Water and Wastewater Rev., 5% due 11/1/2031	Aaa	1,024,020
Total Municipal Bonds — 93.7%			19,778,376

	Variable Rate Demand Notes
600,000	Philadelphia, PA Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project) due 6/1/2025	VMIG 1	600,000
400,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	A-1‡	400,000
Total Variable Rate Demand Notes — 4.8%			1,000,000
Total Investments — 98.5%			20,778,376
Other Assets Less Liabilities — 1.5%			322,993
Net Assets — 100.0%			$21,101,369

_____________________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

The cost of investments for federal income tax purposes was $19,048,100. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $1,730,276 and $0, respectively.

Security Valuation -- Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2004, the interest rates paid on these notes ranged from 1.98% to 2.17%.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 25, 2005

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.